Risk management - Schedule of leverage capital and ratios (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk Management [Abstract]
Level 1 Capital	€ 90,170	€ 85,742	€ 83,033
Exposure	€ 1,885,572	€ 1,826,922	€ 1,750,626
Leverage Ratio	4.78%	4.69%	4.74%